iShares®

iShares, Inc.

Supplement dated December 27, 2007 to the Prospectus dated November 9, 2007 for the iShares MSCI Series and to the Prospectus dated December 19, 2007 for the iShares MSCI Japan Small Cap Index Fund (each, a “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and Statement of Additional Information for the iShares MSCI Series and iShares MSCI Japan Small Cap Index Funds.

Effective January 1, 2008, the following information replaces similar information under the heading “Portfolio Managers” in each Prospectus:

As of January 1, 2008, Patrick O’Connor and S. Jane Leung are no longer portfolio managers for the Funds. Diane Hsiung and Greg Savage (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy researching and reviewing investment strategy and overseeing members of his or her portfolio management team with more limited responsibilities.

Diane Hsiung is an employee of BGFA and BGI and, together with the other Portfolio Manager, will be primarily responsible for the day-to-day management of the Funds. Ms. Hsiung has been a senior portfolio manager for BGFA and BGI since 2007 and a portfolio manager for BGFA and BGI from 2002 to 2006.

Greg Savage, CFA is an employee of BGFA and BGI and, together with the other Portfolio Manager, will be primarily responsible for the day-to-day management of the Funds. Mr. Savage has been a senior portfolio manager for BGFA and BGI since 2006 and a portfolio manager for BGFA and BGI from 2001 to 2006.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares of a Fund.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-500-12007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated December 27, 2007

to the Statement of Additional Information dated November 9, 2007 (as revised December 19, 2007) for the iShares MSCI BRIC Index Fund, iShares MSCI Chile Index Fund and iShares MSCI Japan Small Cap Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectuses and Statement of Additional Information for the iShares MSCI BRIC Index Fund, iShares MSCI Chile Index Fund and iShares MSCI Japan Small Cap Index Fund.

Effective January 1, 2008, the following information replaces the first paragraph and the first table under the heading “Portfolio Managers” on page 22:

Portfolio Managers. The individuals named as Portfolio Managers in the Prospectus are also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts, as indicated in the table below as of October 31, 2007:

Diane Hsiung

Types of Accounts	Number	Total Assets
Registered Investment Companies	124	$311,024,000,000
Other Pooled Investment Vehicles	1	$235,000,000
Other Accounts	5	$1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Greg Savage

Types of Accounts	Number	Total Assets
Registered Investment Companies	124	$311,024,000,000
Other Pooled Investment Vehicles	1	$235,000,000
Other Accounts	6	$1,365,000,000
Companies, Vehicles or Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Effective January 1, 2008, the following information replaces the fourth paragraph and the second table under the heading “Portfolio Managers” on page 23:

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of October 31, 2007:

Diane Hsiung

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Greg Savage

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

Effective January 1, 2008, the following information replaces the eighth paragraph and the third table under the heading “Portfolio Managers” on page 24:

As of October 31, 2007, the Portfolio Managers beneficially owned shares of the Funds in the amounts reflected in the following table:

Diane Hsiung

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares MSCI BRIC Index Fund	X
iShares MSCI Chile Index Fund	X
iShares MSCI Japan Small Cap Index Fund	X

Greg Savage

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
iShares MSCI BRIC Index Fund	X
iShares MSCI Chile Index Fund	X
iShares MSCI Japan Small Cap Index Fund	X

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-114-12007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE